Long-term Debt - Secured and Unsecured (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Loans Payable	$ 179,550,000	$ 216,250,000
(a) ABN AMRO Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	80,750,000	88,450,000
(b) Unicredit Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	22,500,000	25,500,000
(c) Credit Suisse - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	34,500,000	38,300,000
(d) Commerzbank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	23,050,000	26,250,000
(e) ABN AMRO Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	18,750,000	23,750,000
(f) Paragon Shipping Inc., a related party - Unsecured debt
Debt Instrument [Line Items]
Loans Payable	$ 0	$ 14,000,000